Financial Items (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign exchange gain
Non-cash working capital	$ 7	$ 17
Other foreign exchange	7	27
Net foreign exchange gains (losses)	14	44
Finance income	25	74
Finance expenses
Interest costs incurred	(355)	(422)
Capitalized interest (note 22)	60	177
Finance costs and interest before net foreign exchange gain (loss)	(295)	(245)
Accretion of asset retirement obligations (note 18)	(104)	(106)
Finance expenses	(399)	(351)
Financial items	$ (360)	$ (233)
Capitalisation rate of borrowing costs eligible for capitalisation	3.00%	5.00%
Interest costs incurred	$ 355	$ 422
Finance income	25	74
Long-term debt
Finance expenses
Interest costs incurred	(251)	(310)
Interest costs incurred	251	310
Other
Finance expenses
Interest costs incurred	(7)	(6)
Interest costs incurred	7	6
Lease liabilities [member]
Finance expenses
Interest costs incurred	(97)	(106)
Interest costs incurred	$ 97	$ 106